Equity (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Changes in AOCI Net of Tax and Reclassifications out of AOCI by Component

The following table presents Dominion Energy’s changes in AOCI (net of tax) and reclassifications out of AOCI by component:

	Commodity	Interest Rate	Total Derivative- Hedging Activities(1)	Investment Securities(2)	Pension and other postretirement benefit costs(3)	Equity Method Investees(4)	Total
(millions)
Year Ended December 31, 2022
Beginning balance	$—	$(358)	$(358)	$37	$(1,133)	$(4)	$(1,458)
Other comprehensive income before reclassifications: gains (losses)	—	67	67	(100)	(218)	1	(250)
Amounts reclassified from AOCI (gains) losses:
Interest and related charges	—	57	57	—	—	—	57
Other income	—	—	—	25	102	—	127
Total	—	57	57	25	102	—	184
Income tax expense	—	(15)	(15)	(6)	(27)	—	(48)
Total, net of tax	—	42	42	19	75	—	136
Net current period other comprehensive income (loss)	—	109	109	(81)	(143)	1	(114)
Ending balance	$—	$(249)	$(249)	$(44)	$(1,276)	$(3)	$(1,572)
Year Ended December 31, 2021
Beginning balance	$(1)	$(418)	$(419)	$62	$(1,359)	$(1)	$(1,717)
Other comprehensive income before reclassifications: gains (losses)	—	15	15	(7)	144	(3)	149
Amounts reclassified from AOCI (gains) losses:
Purchased gas	1	—	1	—	—	—	1
Interest and related charges	—	60	60	—	—	—	60
Other income	—	—	—	(23)	111	—	88
Total	1	60	61	(23)	111	—	149
Income tax expense	—	(15)	(15)	5	(29)	—	(39)
Total, net of tax	1	45	46	(18)	82	—	110
Net current period other comprehensive income (loss)	1	60	61	(25)	226	(3)	259
Ending balance	$—	$(358)	$(358)	$37	$(1,133)	$(4)	$(1,458)
(1)
Net of $83 million, $119 million and $141 million tax at December 31, 2022, 2021 and 2020, respectively.
(2)
Net of $13 million, $(10) million and $(21) million tax at December 31, 2022 and 2021 and 2020, respectively.
(3)
Net of $445 million, $396 million and $478 million tax at December 31, 2022 and 2021 and 2020, respectively.
(4)
Net of $1 million tax at both December 31, 2022 and 2021 and $— million tax at December 31, 2020.

Summary of Restricted Stock Activity	The following table provides a summary of restricted stock activity for the years ended December 31, 2022, 2021 and 2020:

	Shares (millions)	Weighted - Average Grant Date Fair Value
Nonvested at December 31, 2019	1.4	$74.77
Granted	0.5	81.74
Vested	(0.4)	74.39
Cancelled and forfeited	(0.1)	81.59
Nonvested at December 31, 2020	1.4	$77.41
Granted	0.5	71.78
Vested	(0.5)	73.54
Cancelled and forfeited	(0.1)	75.57
Nonvested at December 31, 2021	1.3	$76.65
Granted	0.6	75.08
Vested	(0.4)	77.87
Cancelled and forfeited	(0.1)	73.15
Nonvested at December 31, 2022	1.4	$75.56

Virginia Electric and Power Company
Schedule of Changes in AOCI Net of Tax and Reclassifications out of AOCI by Component

The following table presents Virginia Power’s changes in AOCI (net of tax) and reclassification out of AOCI by component:

	Interest Rate	Total Derivative- Hedging Activities(1)	Investment Securities(2)	Total
(millions)
Year Ended December 31, 2022
Beginning balance	$(45)	$(45)	$4	$(41)
Other comprehensive income before reclassifications: gains (losses)	60	60	(11)	49
Amounts reclassified from AOCI (gains) losses:
Interest and related charges	2	2	—	2
Total	2	2	—	2
Income tax expense	(1)	(1)	—	(1)
Total, net of tax	1	1	—	1
Net current period other comprehensive income (loss)	61	61	(11)	50
Ending balance	$16	$16	$(7)	$9
Year Ended December 31, 2021
Beginning balance	$(60)	$(60)	$8	$(52)
Other comprehensive income before reclassifications: gains (losses)	13	13	(2)	11
Amounts reclassified from AOCI (gains) losses:
Interest and related charges	3	3	—	3
Other income	—	—	(3)	(3)
Total	3	3	(3)	—
Income tax expense	(1)	(1)	1	—
Total, net of tax	2	2	(2)	—
Net current period other comprehensive income (loss)	15	15	(4)	11
Ending balance	$(45)	$(45)	$4	$(41)
(1)
Net of $(5) million, $16 million and $21 million tax at December 31, 2022, 2021 and 2020, respectively.
(2)
Net of $2 million, $(2) million and $(3) million tax at December 31, 2022, 2021 and 2020, respectively.